Note 10 - Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2017	2018	2017	2018
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Research and development	6,930	978	6,930	5,851
General and administrative	1,826	14	1,826	(658)

Total	8,756	992	8,756	5,193